Acquisitions - Purchase price allocated as of acquisition date (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2019	Jan. 07, 2019	Nov. 27, 2018	Jul. 31, 2018	Dec. 28, 2017
Intangible assets	$ 2,041,435	$ 1,082,952					$ 276,380
Property and Equipment							19,879
Computer software acquired							5,980
Leasehold Improvements							17,761
Total Assets Acquired							320,000
Consideration:
Note Payable							320,000
Goodwill	$ 38,901,126	$ 38,297,573		$ 13,485,758		$ 0	$ 0
Allocation Adjustments
Intangible assets			$ 0
Property and Equipment			0
Computer software acquired			0
Leasehold Improvements			0
Total Assets Acquired			0
Consideration:
Goodwill				$ 748,823	$ 1,383,485
Final Allocation
Intangible assets			276,380
Property and Equipment			19,879
Computer software acquired			5,980
Leasehold Improvements			17,761
Total Assets Acquired			320,000
Consideration:
Note Payable			320,000
Goodwill			$ 0